AMANA
INCOME  FUND                  GROWTH  FUND
ANNUAL  REPORT
MAY    31,  1997
Graphic  Omitted
It's been another very good year for stock market investors. Amana Trust's assets are now $22.5 million, up a healthy 35% for the year. Our 2,300 shareowner accounts are spread to 44 states and 22 foreign countries. Inside, please find the details of the fiscal year's operations and current portfolios.
For the fiscal year ended May 31, Amana's INCOME FUND total return was 23.6% - a good performance considering its income-oriented nature. For the past five years, total return has averaged 11.8% per year.
Smaller companies underperformed the large-cap market during the last year, and the GROWTH FUND appreciated just 4.5%. For the past three years, Amana Growth Fund's total return has averaged 15.6% per year. In comparison, the S&P 500 (large caps) provided a total return of 28.9% and the Russell 2000
(smaller  caps),  7.4%  for  the  last  year.
Our POSITIVE OUTLOOK for the next year is based upon an improving US economy. GDP should continue to increase at 2-3%, and inflation worries are remote. Consumer confidence is high, fueled by increasing real incomes and productivity. World economies are improving. We continue to focus the Funds' investments in value-based businesses, in part to avoid the froth apparent in some market sectors.
Your board is proud to note Amana Income Fund's 11 years of successful operation. One of the lessons of the marketplace is that experience matters. Demonstrated capability to provide successful administration and quality service in good times and bad is highly important in the volatile financial markets.
During the course of this year, transaction volume has increased with more investors taking advantage of our true "no-load" structure. Our free Automatic Investment Plan and free retirement plans are increasingly popular. And Saturna Capital's site on the Internet's World Wide Web is an excellent
source  of  information  (http://www.saturna.com/amana).      As  always,  we
appreciate your investing with us. If you have any questions or need help, please call us at 1-800/SATURNA.
     Respectfully,
     NICHOLAS  KAISER,  PRESIDENT                      BASSAM  OSMAN, CHAIRMAN

June  23,  1997

DISSCUSSION  OF  FUND  PERFORMANCE
(GRAPHIC  OMMITTED)
Stocks continue to do well. The excellent returns for the 1996 fiscal year continued for the year ended May 31, 1997. Amana Income Fund's total return was 23.6% (vs. 17.0% in 1996), and Amana Growth Fund's total return was 4.5% (vs. 37.2% in 1996).As usual, market results varied by sector. The bigger companies did best, as evidenced by twelve-month total return for the S&P 500 Composite (+28.9%). Smaller companies fared less well, as shown by the Russell 2000 (+7.4%) and the S&P 600 SmallCap Index (+12.6%). Since these unmanaged, expense-free indices are not directly comparable to an actively managed portfolio that has transaction and other costs (including advisory fees), it is useful to consider the performance of other mutual funds.
Comparable Lipper mutual fund averages are Equity-Income Funds (+22.2%), Utility Funds (+13.2%), and Growth Funds (+20.0%).

When evaluating the performance of the Amana Funds, it is important to remember their specialized nature, as well as a number of factors applicable to mutual funds in general.

AMANA INCOME FUND's primary objective is current income, with preservation of capital the secondary objective. In following these objectives, the Income Fund buys income-producing equity securities. AMANA GROWTH FUND's primary objective is long-term capital growth. The Funds may also hold cash when market conditions appear uncertain. It is not the objective of either Fund to "beat" any specific market index.

All mutual funds have investment restrictions that affect investment performance. In addition to these other restrictions, Amana's Funds are restricted to buying only U.S.-traded equity securities of companies whose business operations are generally consistent with Islamic principles. This special restriction affects performance in a number of ways. The Funds, for example, are not allowed to earn interest on cash balances. Neither do the Funds invest in businesses that have substantial earnings from interest, such as banks. For the year ended May 31, 1997, the S&P Banks Composite Index provided a total return of 43%.


COMPARISON  TO  MARKET  INDICES

The following line graphs compare Fund performances to representative market indices. The index returns include reinvested dividends and don't allow for operating expenses such as those paid by all mutual funds.
The first graph shows that $10,000 invested in Amana Income ten years ago (May
1987) would have grown to $22,927 at the end of May 1997. While not strictly comparable because Islamic restrictions prevent the Fund

ANNUAL  REPORT
(Graphic  Omitted)

from investing in some of the its largest market sectors, the S&P 500 Composite Index is the traditional U.S. securities market benchmark. If $10,000 could have been invested in the S&P 500 at the end of May 1987, that would have grown to $37,716 over the same 10 years.

VALUE  OF  A 10-YEAR $10,000 INVESTMENT IN AMANA INCOME FUND COMPARED TO S & P
500

Average  Annual  Return
----------------------
1  year          5  year            10  year
------          -------          --------
+23.6            +11.8              +8.7

Date              S&P  500          Amana
May-87          $10,000          $10,000
May-97          $37,716          $22,927

(Graph  Omitted)

The second graph shows that $10,000 invested in Amana Growth at inception (February 1994) would have grown to $14,488 at the end of May 1997. Amana Growth is switching its comparison to the Russell 2000 Index this year, as the Russell 2000 Index is more representative of the mid- and smaller-cap growth companies that make up the Amana Growth Fund. If $10,000 could have been invested in the Russell 2000 at the beginning of February 1994, that would have grown to $14,967 over that same period. If $10,000 could have been invested in the S&P 500 Composite Index, an average of large-cap stocks previously used as comparison by Amana Growth, the value would have grown to $19,123 over the same period.

VALUE OF $10,000 INVESTMENT ATINCEPTION IN AMANA GROWTH FUND COMPARED TO RUSSEL 2000 INDEX

Average  Annual  Return
----------------------
1  year        Life  of  Fund
-------      ------------
+4.8            +15.6

Date            Russell  2000          Amana
2/3/94        $10,000                    $10,000
2/3/94        $14,967                    $14,488

(Graph  Omitted)

              REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To  the  Shareholders  and  Board  of  Trustees
Amana  Mutual  Funds  Trust
We have audited the accompanying statement of assets and liabilities of the Amana Income Fund and the Amana Growth Fund, each a series of shares of the Amana Mutual Funds Trust, including the schedules of investments as of May 31, 1997, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights presented for the year ended May 31, 1996 and prior were audited by other auditors whose report dated June 20, 1996, expressed an unqualified opinion on those statements.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian. Our audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion the 1997 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Amana Income Fund and Amana Growth Fund as of May 31, 1997, the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with generally accepted accounting principles.

                                                          TAIT, WELLER & BAKER
Philadelphia,  Pennsylvania
June  13,  1997

INCOME
INVESTMENTS
ANNUAL  REPORTS
(GRAPHIC  OMITTED)





                                             Number      Market
Issue                                       of Shares     Cost         Value
------------------------------------------  ---------  -----------  -----------


COMMON STOCKS (97.3%)


  BUSINESS SERVICES (2.5%)
  Dun & Bradstreet                              6,500      123,900      169,812
  Cognizant                                     6,500      177,891      240,500
                                                       -----------  -----------
  SUB-TOTAL                                         -      301,791      410,312

 CHEMICALS  (5.1%)
  ARCO Chemical                                 6,500      238,792      300,625
  Chemed                                       10,000      356,116      365,000
  Lawter International                         14,738      116,591      169,487
                                                       -----------  -----------
  SUB-TOTAL                                         -      711,499      835,112

DIVERSIFIED OPERATIONS (1.6%)
  Canadian Pacific Ltd.                        10,000      266,577      265,000

MACHINERY (5.0%)
  Manitowoc Company                            18,000      276,657      805,500

MEDICAL  (12.5%)
  American Home Products                       10,000      242,862      762,500
  Bristol-Myers Squibb                         12,000      261,835      880,500
  Glaxo-Wellcome plc ADR                       10,000      260,427      402,500
                                                       -----------  -----------
  SUB-TOTAL                                         -      765,124    2,045,500

MINING (6.6%)
  ASARCO                                       20,000      578,558      622,500
  RTZ Corp PLC ADS                              6,500      386,557      453,375
                                                       -----------  -----------
  SUB-TOTAL                                         -      965,115    1,075,875

OIL & GAS PRODUCTION (12.0%)
  Atlantic Richfield                            4,000      447,255      582,000
  Exxon                                        10,000      307,279      592,500
  Mobil                                         3,500      395,105      489,563
  Enron                                         7,000      282,000      285,250
                                                       -----------  -----------
  SUB-TOTAL                                         -    1,431,639    1,949,313

PAPER & PAPER PRODUCTS (4.3%)
  Consolidated Papers                           4,000      218,215      218,000
  Boise Cascade                                13,000      426,205      494,000
                                                       -----------  -----------
  SUB-TOTAL                                         -      644,420      712,000

PAINT AND ALLIED PRODUCTS (2.4%)
  R P M, Inc                                   20,312      182,267      385,928

TELECOMMUNICATIONS (17.7%)
  BCE, Inc                                     26,000      436,370      689,000
  Cable & Wireless PLC ADR                     20,000      408,073      502,500
  GTE                                          10,000      410,441      441,250
  SBC Communications                           10,240      375,304      599,040
  Telefonica de Espana, ADR                     7,500      202,956      655,313
                                                       -----------  -----------
  SUB-TOTAL                                         -    1,833,144    2,887,103

TOOLS (3.2%)
  Regal-Beloit Corporation                     20,000      357,762      532,500


UTILITIES - ELECTRIC (18.3%)
  Edison International                         10,000      201,570      233,750
  Enova Corporation                            22,000      482,336      519,750
  FPL Group                                    10,000      344,874      465,000
  Idaho Power                                  15,000      405,839      450,000
  NIPSCO Industries                            10,000      362,973      405,000
  Pacific Gas & Electric                       20,000      458,942      462,500
  Washington Water Power                       25,000      441,582      450,000
                                                       -----------  -----------
  SUB-TOTAL                                         -    2,698,116    2,986,000

UTILITIES -WATER & GAS (6.1%)
  Peoples Energy                               14,000      380,014      497,000
  Piedmont Natural Gas                         20,200      286,927      492,375
                                                       -----------  -----------
  SUB-TOTAL                                         -      666,941      989,375

TOTAL INVESTMENTS         (97.3%)                   -  $11,101,052  $15,879,518
                                                       ===========  ===========
  Other Assets (net of liabilities) (2.7%)          -            -      452,060
                                                                    -----------
TOTAL NET ASSETS             (100%)                 -            -  $16,331,578
                                                                    ===========

INCOME
FINANCIAL  HIGHLIGHTS
ANNUAL  REPORT
(GRAPHIC  OMITTED)
For  Year  Ended  May  31



     Selected  data  per  share  of  outstanding  capital  stock  outstanding  throughout  each  period.



                                              Jun.23
                    For Year Ended May 31    1986 (in-
------------------------------------------
ception) to
                                               1997        1996      1995      1994     1993     1992     1991     1990     1989
                                            -----------  --------  --------  --------  -------  -------  -------  -------  -------


NET ASSET VALUE AT BEGINNING
   OF PERIOD                                $    13.93   $ 12.92   $ 12.18   $ 12.86   $11.94   $11.36   $10.86   $10.39   $ 9.11
  INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                           0.37      0.42      0.38      0.30     0.32     0.32     0.39     0.38     0.38
  Net gains or losses on securities
    (both realized and unrealized)                2.88      1.76      0.80     (0.36)    0.92     0.58     0.46     0.53     1.29
                                            -----------  --------  --------  --------  -------  -------  -------  -------  -------
Total from investment operations                  3.25      2.18      1.18     (0.06)    1.24     0.90     0.85     0.91     1.67
  LESS DISTRIBUTIONS
  Dividends (from net investment
     income)                                     (0.43)    (0.41)    (0.44)    (0.30)   (0.32)   (0.32)   (0.35)   (0.44)   (0.39)
  Distributions (from capital gains)             (0.14)    (0.76)     0.00     (0.32)    0.00     0.00     0.00     0.00     0.00
                                            -----------  --------  --------  --------  -------  -------  -------  -------  -------
Total distributions                              (0.57)    (1.17)    (0.44)    (0.62)   (0.32)   (0.32)   (0.35)   (0.44)   (0.39)
NET ASSET VALUE AT END
   OF PERIOD                                $    16.61   $ 13.93   $ 12.92   $ 12.18   $12.86   $11.94   $11.36   $10.86   $10.39
TOTAL RETURN                                     23.62%    17.03%     9.95%   (0.63)%   10.26%    7.88%    8.11%    8.85%   18.86%

RATIOS / SUPPLEMENTAL DATA
------------------------------------------
Net assets ($000), end of period            $   16,332   $12,464   $10,708   $10,432   $9,398   $6,913   $5,868   $4,760   $3,645
Ratio of expenses to ave. net
   assets (not annualized)                        1.54%     1.57%     1.56%     1.58%    1.58%    1.58%    1.66%    1.76%    1.88%
Ratio of net investment income to
  ave. net assets (not annualized)                2.19%     3.06%     3.11%     2.22%    2.65%    2.75%    3.73%    3.67%    3.85%
Portfolio turnover rate                             14%       24%       29%       21%      29%      19%      29%      19%      71%
Average commission rate paid                $   0.0336   $0.0460




                    For Year Ended May 31
------------------------------------------
ception) to
                                              1988      5/31/1987
                                            ---------  -----------


NET ASSET VALUE AT BEGINNING
   OF PERIOD                                $  10.73   $    10.00
  INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                         0.30         0.28
  Net gains or losses on securities
    (both realized and unrealized)             (1.65)        1.24
                                            ---------  -----------
Total from investment operations               (1.35)        1.52
  LESS DISTRIBUTIONS
  Dividends (from net investment
     income)                                   (0.27)       (0.28)
  Distributions (from capital gains)            0.00        (0.51)
                                            ---------  -----------
Total distributions                            (0.27)       (0.79)
NET ASSET VALUE AT END
   OF PERIOD                                $   9.11   $    10.73
TOTAL RETURN                                 (12.68)%       15.21%

RATIOS / SUPPLEMENTAL DATA
------------------------------------------
Net assets ($000), end of period            $  3,559   $    3,189
Ratio of expenses to ave. net
   assets (not annualized)                      2.07%        1.81%
Ratio of net investment income to
  ave. net assets (not annualized)              3.17%        3.53%
Portfolio turnover rate                           66%          55%
Average commission rate paid


(THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.) (GRAPH OMITTED)
To illustrate investment risk, the chart shows total return for each of the last 10 fiscal years. While the average annual return has been 8.7%, returns in individual years varied from -12.6% (1988) to +23.6% (1997).

STATEMENT  OF  ASSETS  AND  LIABILITIES
INCOME
(GRAPHIC  OMITTED)
As  of  May  31,  1997






ASSETS
                                                              Investments, at value
  Common stocks (cost $11,101,053)                            $           15,879,518
  Cash                                                                       398,423
  Dividends receivable                                                        71,494
  Insurance deposit                                                            2,529
                                                              ----------------------
    Total Assets                                                                   -  $16,351,964
                                                                                      -----------

LIABILITIES
  Payable to affiliate                                                        15,473
  Other liabilities                                                            4,913
                                                              ----------------------
    Total liabilities                                                              -       20,386
                                                                                      -----------

NET ASSETS                                                                         -  $16,331,578
                                                                                      ===========

FUND SHARES OUTSTANDING                                                            -      983,352

ANALYSIS OF NET ASSETS
  Paid in capital (unlimited shares authorized, without par)  $           11,489,829
  Undistributed net realized gain (loss) on investments                       63,284
  Unrealized net appreciation on investments                               4,778,465
                                                              ----------------------
  Net Assets applicable to Fund shares outstanding                                 -  $16,331,578
                                                                                      ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                           -  $     16.61
                                                                                      ===========

INCOME
STATMENT  OF  OPERATIONS
Year  Ended  May  31,  1997





INVESTMENT INCOME
  Dividends                                              $  576,318
  Miscellaneous income                                          438
                                                         -----------
    Gross investment income                                       -   $  576,756
EXPENSES
  Investment adviser and administration fee                 136,282
  Shareowner servicing                                       22,194
  Filing and registration fees                               17,981
  Miscellaneous taxes                                        15,949
  Professional fees                                          13,623
  Printing and postage                                        8,561
  Other expenses                                              4,436
  Custodial fees                                              2,525
                                                         -----------
  Total gross expenses                                      221,551
    Less earnings credits                                    (2,525)
                                                         -----------
  Net expenses                                                    -      219,026
                                                                      ----------
    Net investment income                                         -      357,730
                                                         -----------  ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS
  Proceeds from sales                                     1,888,481
  Less cost of securities sold based on identified cost   1,699,543
                                                         -----------
    Realized net gain                                             -      188,938
                                                         -----------
UNREALIZED GAIN (LOSS) ON INVESTMENTS
  End of period                                           4,778,465
  Beginning of period                                     2,191,604
                                                         -----------
  Increase in unrealized gain for the period                      -    2,586,861
                                                         -----------  ----------
    Net realized and unrealized gain on investments               -    2,775,799
                                                         -----------  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              -   $3,133,529
                                                                      ==========





INCREASE (DECREASE) IN NET ASSETS                                      Year ended      Year ended
                                                                      May 31, 1997    May 31, 1996
                                                                     --------------  --------------

FROM OPERATIONS
  Net investment income                                              $     357,730   $     345,592
  Net realized (loss) gain on investments                                  188,938         640,173
  Net  increase (decrease) in unrealized appreciation                    2,586,861         793,854
                                                                     --------------  --------------
  Net  increase (decrease) in net assets                                 3,133,529       1,779,619

DIVIDENDS TO SHAREOWNERS FROM
  Net investment income                                                   (410,453)       (341,768)
  Capital gains distributions                                             (135,100)       (630,728)
                                                                     --------------  --------------
                                                                          (545,553)        807,123
                                                                     --------------  --------------
FUND SHARE TRANSACTIONS
  Proceeds from sales of shares                                          3,573,470       2,282,709
  Value of shares issued in reinvestment of dividends                      533,571         950,785
                                                                     --------------  --------------
                                                                         4,107,041       3,233,494
  Cost of shares redeemed                                               (2,827,835)     (2,284,062)
                                                                     --------------  --------------
  Net increase (decrease) in net assets from share transactions          1,279,206         949,432
                                                                     --------------  --------------
Total increase (decrease) in net assets                                  3,867,182       1,756,555

NET ASSETS
Beginning of period                                                     12,464,396      10,707,841
                                                                     --------------  --------------
End of period                                                        $  16,331,578   $  12,464,396
                                                                     ==============  ==============
  (including undistributed net income of (43,360) for May 31, 1997)
Shares of the Fund Sold and Redeemed
  Number of shares sold                                                    338,478         165,713
  Number of shares issued in reinvestment of dividends                      34,497          67,575
                                                                     --------------  --------------
                                                                           372,975         233,288
  Number of shares redeemed                                               (284,180)       (167,597)
                                                                     --------------  --------------

Net Increase (Decrease) in Number of Shares Outstanding                     88,795          65,691
                                                                     ==============  ==============


 (The  accompanying notes are an integral part of these financial statements.)

GROWTH
(GRAPHIC  OMITTED)
INVESTMENTS




                                   Number     Market
Issue                             of Shares    Cost     Value
--------------------------------  ---------  --------  --------

COMMON STOCKS (95.0%)

AUTO PARTS (1.7%)
  Genuine Parts                       3,000  $ 89,355  $100,500

BUILDING (2.3%)
  BMC West*                           6,000    95,997    79,500
  Champion Enterprises*               3,000    60,485    55,125
                                             --------  --------
  SUB-TOTAL                               -   156,482   134,625

CHEMICALS  (1.5%)
  RPM, Inc.                           4,625    71,869    87,875

COMPUTER HARDWARE  (10.5%)
  Advanced Digital Information*       5,000    15,230    77,500
  Apple Computer*                     3,000    76,382    49,875
  Compaq Computer*                    2,000    92,663   216,000
  Hewlett-Packard                     2,000    41,638   103,000
  Microsoft*                          1,400    70,040   173,600
                                             --------  --------
  SUB-TOTAL                               -   295,953   619,975

COMPUTER SOFTWARE  (8.0%)
  Adobe Systems                       3,000   115,558   133,875
  Intuit*                             2,500    94,298    67,813
  Olicom A/S*                         3,000    50,357    52,875
  Oracle*                             2,400    78,773   111,900
  Phamis*                             5,000    59,622   106,250
                                             --------  --------
  SUB-TOTAL                               -   398,608   472,713

ELECTRONICS  (12.8%)
  FLIR*                               8,000   109,013   128,000
  GaSonics International*            12,000   110,311   142,500
  Merix*                              5,500   101,978    89,375
  Micron Technology                   3,000    96,873   127,500
  Motorola                            1,800    98,916   119,475
  Qualcomm*                           2,500    72,970   120,625
  World Access*                       2,000    18,819    33,250
                                             --------  --------
  SUB-TOTAL                               -   608,880   760,725

GROWTH
(GRAPHIC  OMITTED)
AMANA
INVESTMENTS





                                      Number     Market
Issue                                of Shares    Cost     Value
-----------------------------------  ---------  --------  --------


FINANCIAL INFORMATION (2.5%)
  Hutchison Whampoa ADR                  2,000  $ 62,091  $ 81,250
  Reuters Holdings PLC-ADR               1,000    43,333    68,453
                                                --------  --------
  SUB-TOTAL                                  -   105,424   149,703

FOOD PRODUCTION (3.0%)
  Pioneer Hi-Bred International          1,100    77,929    76,725
  Potash Corp of Saskatchewan            1,200    87,709    98,550
                                                --------  --------
  SUB-TOTAL                                  -   165,638   175,275

MACHINERY (6.6%)
  Crane                                  3,000    76,234   123,000
  Deere & Co.                            3,000   117,166   153,375
  Valley Forge                           7,000   105,321   114,625
                                                --------  --------
  SUB-TOTAL                                  -   298,721   391,000

MINING (3.3%)
  Cyprus Amax Minerals                   4,000    96,600    97,500
  Freeport McMoran Copper & Gold B       2,000    70,595    58,250
  RTZ Corp PLC ADS                         600    30,466    41,850
                                                --------  --------
  SUB-TOTAL                                  -   197,661   197,600

OIL & GAS PRODUCTION  (7.7%)
  Atlantic Richfield                       900   104,880   130,950
  Noble Drilling*                        5,000    35,832   108,750
  Williams Companies                     1,800    60,536    79,425
  YPF S.A. ADB                           4,500    99,630   134,438
                                                --------  --------
  SUB-TOTAL                                  -   300,878   453,563

PAPER & PUBLISHING (1.8%)
  McGraw-Hill                            2,000    89,380   109,250

PHARMACEUTICALS (10.3%)
  Amgen*                                 1,200    32,403    80,250
  Glaxo Wellcome plc ADR                 2,500    55,379   100,625
  Johnson & Johnson                      2,000    91,871   119,750
  Ligand Pharmaceuticals*                4,000    58,132    47,500
  Liposome*                              4,000    21,665   102,000
  Novo-Nordisk A/S ADR                   2,000   111,090   109,750
  Urologix*                              3,000    48,106    50,250
                                                --------  --------
  SUB-TOTAL                                  -   418,646   610,125

GROWTH
(GRAPHIC  OMITTED)
INVESTMENTS
ANNUAL  REPORT





                                             Number      Market
Issue                                       of Shares     Cost       Value
------------------------------------------  ---------  ----------  ----------

PHOTOGRAPHIC SUPPLIES (1.3%)
  Fuji Photo Film ADR                           2,000  $   46,837  $   77,250

REAL ESTATE (0.8%)
  Intrawest*                                    3,000      41,728      50,250

RETAIL  (5.7%)
  Gap                                           3,500     111,606     119,875
  Nike, Class B                                 1,200      68,493      68,700
  Seattle Film Works*                          12,500     131,576     146,875
                                                       ----------  ----------
  SUB-TOTAL                                         -     311,675     335,450

TELECOMMUNICATIONS  (4.8%)
  PT Indostat ADR                               2,000      69,719      59,750
  Tele Danmark A/S ADR                          3,000      76,615      74,250
  Telefonica de Espana ADS                      1,700      70,376     148,537
                                                       ----------  ----------
  SUB-TOTAL                                         -     216,710     282,537

TOOLS (2.7%)
  Regal-Beloit                                  6,000     107,448     159,750

TRANSPORTATION  (6.5%)
  Fritz Companies*                              8,500     101,197      92,438
  Halter Marine Group*                          1,044      18,511      24,533
  Mesa Airlines*                               10,000      87,781      50,000
  Southwest Airlines                            5,000     132,586     128,750
  Trinity Industries                            3,000      83,987      90,000
                                                       ----------  ----------
  SUB-TOTAL                                         -     424,062     385,721

WATER TREATMENT (1.2%)
  Ionics*                                       1,500      69,467      71,625

TOTAL INVESTMENTS    (95.0%)                        -  $4,415,462   5,625,512
                                                       ==========
  Other Assets (net of liabilities) (5.0%)          -           -     298,540
                                                                   ----------
TOTAL NET ASSETS             (100%)                 -           -  $5,924,052
                                                                   ==========




*Non-Income  producing  security


(The  accompanying  notes  are an integral part of these financial statements)

GROWTH
FINANCIAL  HIGHLIGHTS
FOR  YEAR  ENDED  MAY  31
SELECTED DATA PER SHARE OF OUTSTANDING CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD.


Selected  data  per  share  of  outstanding  capital  stock  outstanding  throughout  each  period.



                                                                            Year        Year            Year          2/3/1994
                                                                         Ending         Ending          Ending       (Inception)
                                                                        May 31, 1997   May 31, 1996    May 31, 1995    May 31, 1994
                                                                        -------------  --------------  --------------  ------------


NET ASSET VALUE AT BEGINNING OF PERIOD                                 $        6.86   $        5.04   $        4.69   $  5.00
                                                                       --------------  --------------  --------------  --------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                        (0.02)          (0.05)          (0.04)        -
  Net gains or losses on securities
    (both realized and unrealized)                                              0.32            1.95            0.39     (0.30)
                                                                       --------------  --------------  --------------  --------
Total from investment operations                                                0.30            1.90            0.35     (0.30)
                                                                       --------------  --------------  --------------  --------
  LESS DISTRIBUTIONS
  Dividends (from net investment income)                                        0.00            0.00            0.00     (0.01)
  Distributions (from capital gains)                                           (0.09)          (0.08)           0.00      0.00
                                                                       --------------  --------------  --------------  --------
Total distributions                                                            (0.09)          (0.08)           0.00     (0.01)
                                                                       --------------  --------------  --------------  --------
NET ASSET VALUE AT END OF PERIOD                                       $        7.07   $        6.86   $        5.04   $  4.69
                                                                       ==============  ==============  ==============  ========
TOTAL RETURN                                                                    4.46%          37.20%           7.46%   (6.20)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------
Net assets ($000), end of period                                       $       5,924   $       4,151   $       1,974   $   952
Ratio of gross expenses to average net assets (not annualized)                  1.62%           1.94%           2.00%     0.62%
Ratio of net investment income to average net assets (not annualized)         (0.60)%         (0.79)%         (0.82)%   (0.35)%
Portfolio turnover rate (not annualized)                                          25%             22%             38%        6%
Average commission rate paid                                           $      0.0396   $      0.0596


(The accompanying notes are an integral part of these financial statements) (GRAPH OMITTED)

1995          7.46
1996          37.2
1997          4.46

To illustrate investment risk, the chart shows total return for each of the last 3 fiscal years. While the three-year average annual return is 15.8%, returns in individual years varied greatly from +4.46% (this year) to +37.20% (last year). Amana Growth Fund has provided both a higher average return and more volatility than Amana Income Fund.

GROWTH
STATEMENT  OF  ASSETS  AND  LIABILITIES
ANNUAL  REPORT
(GRAPHIC  OMITTED)






ASSETS
                                                              Investments, at value
  Common stocks (cost $4,415,462)                             $            5,625,512
  Cash                                                                       301,309
  Dividends receivable                                                         6,669
  Organization expense, unamortized                                              708
                                                              ----------------------
    Total Assets                                                                   -  $5,934,198
                                                                                      ----------

LIABILITIES
  Payable to affiliate                                                         7,422
  Other liabilities                                                            2,724
                                                              ----------------------
    Total Liabilities                                                              -      10,146
                                                                                      ----------

NET ASSETS                                                                         -  $5,924,052
                                                                                      ==========

FUND SHARES OUTSTANDING                                                            -     837,389
                                                                                      ==========

ANALYSIS OF NET ASSETS
  Paid in capital (unlimited shares authorized, without par)  $            4,707,299
  Undistributed net realized gain (loss) on investments                        6,703
  Unrealized net appreciation on investments                               1,210,050
                                                              ----------------------
  Net Assets applicable to Fund shares outstanding                                 -  $5,924,052
                                                                                      ==========

NET ASSET VALUE,OFFERING AND REDEMPTION PRICE PER SHARE                            -  $     7.07
                                                                                      ==========




(The  accompanying  notes  are an integral part of these financial statements)

GROWTH
STATEMENT  OF  OPERATIONS
FOR  THE  YEAR  ENDED  MAY  31,  1997
(GRAPHIC  OMITTED)






INVESTMENT INCOME
  Dividends (Net of Foreign Taxes of $2,374)              $   52,735
  Miscellaneous Income                                           406
                                                          -----------
    Gross investment income                                        -   $ 53,141

EXPENSES
  Investment adviser and administration fee                   49,056
  Filing and registration                                     11,388
  Shareowner servicing                                        10,964
  Professional                                                 6,477
  Printing and postage                                         3,467
  Other expenses                                               3,314
  Custodial fees                                               3,182
                                                          -----------
  Total gross expenses                                        87,848
    Less earnings credits                                     (3,182)
                                                          -----------
  Net expenses                                                     -     84,666
                                                                       ---------
    Net investment income (loss)                                   -    (31,525)
                                                          -----------  ---------
NET REALIZED GAIN (LOSS) ON INVESTMENTS
  Proceeds from sales                                      1,180,750
  Less cost of securities sold based on identified cost    1,100,344
                                                          -----------
    Realized net gain                                              -     80,406
UNREALIZED GAIN (LOSS) ON INVESTMENTS
  End of period                                            1,210,050
  Beginning of period                                        884,447
                                                          -----------
  Increase in unrealized gain for the period                       -    325,603
                                                          -----------  ---------
    Net realized and unrealized gain on investments                -    406,009
                                                          -----------  ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               -   $374,484
                                                                       =========





(The  accompanying  notes  are an integral part of these financial statements)

GROWTH
STATEMENT  OF  CHANGES  IN  NET  ASSETS
ANNUAL  REPORT
(GRAPHIC  OMITTED)





INCREASE (DECREASE) IN NET ASSETS                                   Year ended      Year ended
                                                                   May 31, 1997    May 31, 1996
                                                                  --------------  --------------


FROM OPERATIONS
  Net investment income (loss)                                    $     (31,525)  $     (20,616)
  Net realized (loss) gain on investments                                80,406         102,232
  Net  increase (decrease) in unrealized appreciation                   325,603         746,721
                                                                  --------------  --------------
  Net  increase (decrease) in net assets                                374,484         828,337
                                                                  --------------  --------------

DIVIDENDS TO SHAREOWNERS FROM
  Net investment income                                                       0               0
  Capital gains distributions                                           (74,024)        (44,764)
                                                                  --------------  --------------
                                                                        (74,024)        (44,764)
                                                                  --------------  --------------

        FUND SHARE TRANSACTIONS
  Proceeds from sales of shares                                       3,083,797       2,282,028
  Value of shares issued in reinvestment of dividends                    71,472          44,134
                                                                  --------------  --------------
                                                                      3,155,269       2,326,162
  Cost of shares redeemed                                            (1,682,459)       (933,301)
                                                                  --------------  --------------
  Net increase (decrease) in net assets from share transactions       1,472,810       1,392,861
                                                                  --------------  --------------
Total increase (decrease) in net assets                               1,773,270       2,176,434

NET ASSETS
Beginning of period                                                   4,150,782       1,974,348
                                                                  --------------  --------------
End of period                                                     $   5,924,052   $   4,150,782
                                                                  ==============  ==============
Shares of the Fund Sold and Redeemed
  Number of shares sold                                                 497,832         370,342
  Number of shares issued in reinvestment of dividends                   11,116           6,452
                                                                  --------------  --------------
                                                                        508,948         376,794
  Number of shares redeemed                                            (276,621)       (163,437)
                                                                  --------------  --------------

Net Increase (Decrease) in Number of Shares Outstanding                 232,327         213,357
                                                                  ==============  ==============




(The  accompanying  notes  are an integral part of these financial statements)

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  1  -  ORGANIZATION
Amana Mutual Funds Trust (the "Trust") was established under Indiana Law as a Business Trust on July 26, 1984. The Trust is registered as a no-load, open-end diversified series in-vestment company under the Investment Company Act of 1940, as amended. The Trust restricts its in-vestments to those acceptable to Muslims by investing in accordance with Islamic principles. Two portfolio series have been created to date, the Income Fund and the Growth Fund (collectively, the "Funds").
NOTE  2  -  SIGNIFICANT  ACCOUNTING  POLICIES
The following is a summary of the significant accounting policies followed by the Funds.
INVESTMENTS:
Securities traded on a national ex-change and NASDAQ's National Market are valued at the price carried by the composite tape of all na-tional exchanges after 4 p.m. New York time or, in the absence of any sale on that date, the 4 p.m. bid price. Securities traded in the over-the-counter market are valued at the clos-ing bid price.
The cost of securities is the same for accounting and Federal income tax purposes. Realized gains and losses are recorded on the identified cost basis.
Cash dividends from equity secu-rities are recorded as income on the ex-div-idend date. Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets.
FEDERAL  INCOME  TAXES:
The Funds have elected to be taxed as regulated investment companies under the Internal Revenue Code and distribute sub-stantially all of their taxable net invest-ment income and realized net gains on in-vest-ments. Therefore, no provision for Federal income taxes is required.
DIVIDENDS  AND  DISTRIBUTIONS  TO  SHAREOWNERS:
Dividends and distributions to share-owners are recorded on the ex-dividend date. Dividend payable dates are the end of May and December. Shareowners electing to reinvest dividends and distributions pur-chase additional shares at the net asset value on the payable date.
ESTIMATES:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
NOTE  3  -  TRANSACTIONS  WITH  AFFILIATED  PERSONS
Under a contract approved by shareowners on December 28, 1989, Saturna Capital Corporation provides investment advisory services and cer-tain other administrative and distribu-tion services and facilities required by the Trust to conduct its business. For such services, each Fund pays an annual fee equal to .95% of its aver-age daily net assets. For the year ended May 31, 1997, the Income Fund and Growth Fund paid advisory fee expenses of $136,282 and $49,056, respectively.
Saturna Capital also acts as transfer agent for the Trust, for which it was paid $22,194 and $10,964 for the Income and Growth Fund, respectively, for the year ended May 31, 1997.
The Trust acts as distributor of its own shares, except in those states in which Investors National Corporation (a subsidiary of Saturna Capital Corporation) is itself registered as a broker-dealer and acts as distributor
without  compensation.    Investors  National  Corporation  is  the  primary
stockbrokerage used to effect portfolio transactions for the Trust, and was paid $13,534 in commissions at deep-discount rates during the year ended May 31, 1997.
North American Islamic Trust, Inc., is the religious consultant to Saturna regarding issues of Islamic principles under an agreement with Saturna as adviser. From its advisory fee, Saturna pays a fee to North American Islamic Trust, Inc. equal to .20% of the average daily net assets of the Trust. This fee amounted to $38,943 for the year ended May 31, 1997. One trustee of the Trust is also a trustee of North American Islamic Trust.
At inception, the Growth Fund reimbursed Saturna Capital $6,375 for organizational expenses, which should be fully amortized in 1997. An initial shareholder has agreed not to redeem more

(GRAPHIC  OMITTED)
ANNUAL  REPORT
shares  than  any  remaining  unamortized  organizational  expenses.
All trustees serve without compen-sation. The Trustees, officers and their immediate families, and North American Islamic Trust as a group owned 3.40% of the Income Fund's and 1.95% of the Growth Fund's outstanding shares on May 31, 1997.
NOTE  4  -  DIVIDENDS
Income Fund dividends from net investment income were $.234 per share paid December 31, 1996, and $.19 per share paid May 31, 1997. Income Fund distributions from net realized long-term capital gains were $.14 per share paid December 31, 1996. The Growth Fund distributions from net realized long-term capital gains were $.087 per share paid December 31, 1996. From its inception to May 31, 1997, the Income Fund has realized net long-term gains from sales of securities of $1,288,659 and has distributed realized net long-term gains of $1,225,375, while the Growth Fund has realized net long-term gains from sales of securities of $125,490 and has distributed realized net long-term gains of $118,787.
NOTE  5  -  INVESTMENTS
At May 31, 1997, for Income Fund the net unreal-ized appreciation of investments of $4,778,465 comprised gross unrealized gains of $4,853,371 and gross unrealized losses of $74,906. During the year ended May 31, 1997, the Income Fund purchased $3,166,830 of securities and sold $1,888,481 of securities.
At May 31, 1997, for Growth Fund the net unreal-ized appreciation of investments of $1,210,050 comprised gross unrealized gains of $1,399,899 and gross unrealized losses of $189,844. During the period ended May 31,1997, the Fund purchased $2,527,501 of securities and sold $1,180,750 of securities.
NOTE  6  -  CUSTODY  CREDITS
Under an agreement with the custodian bank, custody fees are reduced by credits for cash balances. Such reduction amounted to $2,525 and $3,182 for the Income Fund and Growth Fund, respectively, for the year ended May 31, 1997.
TRUSTEES  AND  OFFICERS
(GRAPHIC  OMITTED)

Bassam  Osman,  MD
                                                             Chairman, Trustee
Neurologist
Chairman,  North  American  Islamic  Trust
Nicholas  Kaiser,  MBA
                                                            President, Trustee
President,  Saturna  Capital  Corporation
M.  Yaqub  Mirza,  PhD
                                               Treasurer,  Independent Trustee
President,  Mar-Jac  Investments,  Inc.
Director  and  Secretary,  Mylex  Corporation
Chairman,  Jugos  Concentrados  SA

Jamal  M.  al-Barzinji,  PhD
                                                           Independent Trustee
Chairman,  Mar--Jac  Poultry,  Inc.
Director,  Safa  Trust,  Inc.
Iqbal  Unus,  PhD
                                                           Independent Trustee
Dean  of  Students/Registrar,
     School  of  Islamic  and  Social  Sciences

M.  Naziruddin  Ali
                                                                Vice President
General  Manager,  North  American  Islamic  Trust
P.    Larner
                                                                     Secretary
Saturna  Capital  Corporation
T.  K.    Anderson,  MBA
                                                           Assistant Treasurer
Saturna  Capital  Corporation

Amana  Mutual  Funds  Trust  began  operations  in  1986.    Saturna  Capital
Corporation, with extensive experience in mutual funds, invests the Fund portfolios and handles daily operations by direction of the Board of Trustees (see reverse side).
Investment  Advisor and                            Saturna Capital Corporation
Administrator
-
-------
Religious  Consultant                                   North American Islamic
Trust
-
-------
Custodian                                                   National City Bank
of  Indiana
-
-------
Auditors                                                        Tait, Weller &
Baker,  Philadelphia
-
-------
Legal  Counsel                                               Sommer & Barnard,
Indianapolis
This report is for the information of the shareowners of the Trust. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.
1300  N.  State  Street
Bellingham,  WA  98225-4730
1-800/SATURNA
(1-800/728-8762)
email:  amana@saturna.com
(GRAPHIC  OMITTED)
AMANA  MUTUAL  FUNDS  TRUST
-------------------------------------------------
GROWTH                                  INCOME
(GRAPHIC  OMITTED)
ANNUAL  REPORT
MAY  31,  1997